UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23607

Wilshire Private Assets Master Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: March 31, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

WILSHIRE PRIVATE ASSETS FUND

FINANCIAL STATEMENTS

MARCH 31, 2026

ANNUAL REPORT

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Market Review

Global markets declined in the first quarter of 2026 as geopolitical shocks, higher energy prices, and rising rates weighed on consumers, despite still-strong trailing one-year performance. The U.S. stock market, represented by the Wilshire 5000 Index℠, was down -3.88% for the first quarter and up 18.32% for the past twelve months. Sector performance was mixed for the quarter, with five of eleven sectors producing a loss. The best performing sector, by far, was energy (+38.6%), although it represents only 4.3% of the market. The main laggard was financials (-9.1%), at 13.3% of the market. From a size perspective, small caps outperformed large by 672 basis points. Growth stocks underperformed value during the first quarter, by a massive amount in the large cap space. This relative performance brought the twelve month return on large growth and value close in line with one another. Performance results within international equity markets were positive in local currency terms during the first quarter but negative for U.S. dollar-based returns due to weakening foreign currencies. The U.S. Treasury yield curve was up across the maturity spectrum during the quarter with the 10-year Treasury yield up 15 basis points to 4.32%. Credit spreads were up as high-yield bond spreads increased by 51 basis points, finishing the quarter at 3.17%, which is also above the average for the past twelve months. The Federal Open Market committee met twice during the quarter, as scheduled, and left their overnight rate unchanged, targeting a range of 3.50% to 3.75%.

Private markets saw notable shifts this quarter as private equity investors prioritized profitability and exit visibility over growth. Infrastructure-related deals—especially in digital and energy assets— have drawn heightened interest. In private credit, headlines have dampened fundraising, prompting greater selectivity and more disciplined underwriting as refinancing pressures increased. Structurally, there is continued traction in semi-liquid and evergreen fund popularity, despite headlines. Overall, we see a market environment defined by heightened volatility, rotation away from growth, and sensitivity to inflationary and geopolitical risks highlighting the value of manager selection.

Total Return	NAV	1 Month	3 Months	1 Year	3 Year	5 Years	Since Inception (annualized)*
Institutional Share Class	$14.84	6.15%	6.00%	17.35%	9.60%	11.54%	11.67%

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit wilshire.com/solutions/wilshire-private-assets-fund for performance data current to the most recent month end. Source: SEI. Net asset value (NAV) shown is net of fees as of March 31, 2026.

*	Fund inception date is November 18,2020.

Fund top holdings (quarter ended March 31, 2026)

Investment	Sector	Sub-strategy	Industry Focus	Geography Focus	Strategy Type	Closing Date	Net Asset Value	% of Fund NAV
Linden Structured Capital Fund	Private Equity	Structured Equity	Health Care	North America	Primary	12/17/2020	$9.4m	8.96%
Buhuovc L.P.	Private Equity	Venture Capital	Generalist	Asia-Pacific	Primary	3/8/2021	$8.7m	8.29%
Star Mountain Strategic Credit Income Fund IV	Private Credit	Direct Lending	Generalist	North America	Secondary	10/16/2024	$7.0m	6.69%

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

1

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Investment	Sector	Sub-strategy	Industry Focus	Geography Focus	Strategy Type	Closing Date	Net Asset Value	% of Fund NAV
Valor M33 IV	Private Equity	Growth Equity	Aerospace	North America	Secondary	10/1/2024	$6.2m	5.97%
MidOcean Absolute Return Credit Fund	Public Credit	Long/Short	Generalist	North America	Semi-liquid	11/1/2024	$6.1m	5.80%
Overbay 2024	Private Equity	Secondaries	Generalist	Global	Co-Investment	7/31/2025	$4.8m	4.61%
Overbay 2025	Private Equity	Secondaries	Generalist	North America	Primary	8/29/2025	$4.4m	4.20%
KLC Fund I-A	Private Equity	Buyout	Consumer/Business Services	North America	Secondary	9/30/2025	$4.0m	3.84%

Source: Wilshire Advisors LLC, based on the Fund’s total net asset value as of March 31, 2026. Holdings are as of the date indicated and subject to change.

From inception (November 18, 2020) through the first quarter of 2026, the Fund posted a 11.67% annualized return and 80.86% cumulative return. Below are the Fund’s largest and any new investments made during the quarter, our investment rationale, and thoughts on performance to date. The level of detail provided may vary between investments due to agreements we have in place with the general partner.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

2

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Top investments from prior quarters:

Linden Structured Capital Fund, a primary investment that closed in December 2020, is a structured equity strategy by one of the most noteworthy health care-focused private equity platforms in the United States. To date, the Fund has generated three exits and maintains positions in 13 companies, including a small position in the common stock of IVX Health, a position that has otherwise been realized. The Fund continues to accrue value across the portfolio and maintains equity upside in several of its underlying holdings.

Buhuovc L.P., which closed in March 2021, is a primary commitment with a Chinese venture capital firm that focuses on investments within the supply-chain industry. Buhuo Fund I is fully committed to eight companies. As of today, two of its investments have been successfully listed, including one with partial exit through listed shares sales. Overall, Buhuo’s portfolio remains intact despite challenges such as public market volatility and geopolitical tensions.

Star Mountain Strategic Credit Income Fund IV, a secondary investment that closed in October 2024, was purchased at a discount to March 31, 2024 net asset value (NAV) and comprises exposure to a seasoned portfolio of direct lending assets. The portfolio is diversified across industries and U.S. geographies and represents primarily first-lien loans to businesses in the lower-middle market. Fund investments represent 2021 – 2025 vintage years, and 94% of portfolio companies have board observation seats. The Fund’s investment period ended in December 2025 and the portfolio has been a strong contributor to performance to date.

Valor M33 IV, a secondary investment that closed in October 2024, was purchased at a discount to the most recent prior valuation. The investment provides direct exposure to SpaceX, a highly sought-after global leader in aerospace and satellite technology. The company has the highest number of annual launches worldwide and continues to advance reusable rocket technology, reinforcing its market-leading position. Wilshire believes the investment offers attractive long-term growth potential driven by continued momentum in the core launch business and the rapidly expanding Starlink division, which is scaling global satellite-based connectivity.

MidOcean Absolute Return Credit Fund (MARC) launched in November 2024. MARC, which the Fund will periodically allocate to for short-term cash management purposes, uses a fundamental, bottom-up investment strategy seeking to generate stable, absolute returns from a diversified, hedged portfolio of liquid U.S. corporate credit investments. MARC seeks to capture those returns from two primary sources: above-market yield opportunities resulting from overlooked, short-duration callable bonds and opportunistic or relative-value trades that are intended to generate price gains from convergence over time. The MARC team continues to exercise discipline by identifying attractive low volatility income investments with strong credit fundamentals while also maintaining low net portfolio duration. The position in the portfolio is primarily for liquidity management purposes.

Overbay Capital Partners 2024 Fund Aggregator (AIV VI) Glencoe Investor II LP is a secondary co-investment alongside Overbay Capital Partners in a diversified portfolio of private market funds that were acquired at a discount to net asset value. The Glencoe portfolio comprises 400+ predominantly North American private markets funds with a weighted average vintage year of 2019 and underlying exposure to 2,000+ companies. The co-investment also involved a stapled primary commitment to Overbay 2025 Fund. The investment was closed in July 2025.

Overbay 2025 Fund (International) LP is a global private equity secondary fund that seeks to generate attractive, risk-adjusted returns by acquiring mature, diversified portfolios at meaningful discounts to net asset value. The Fund will focus on less competitive areas of the secondary market such as small fund portfolios and fund-of-funds transactions, which are typically undercapitalized and inefficiently priced. At the point of investment, the vehicle already had seed assets in the portfolio with embedded value.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

3

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

KLC Fund I-A LP is a private equity secondary investment that closed in September 2025, and was purchased at a discount to March 31, 2025, NAV. The portfolio is composed of seven assets within the consumer and business services sector but is diversified across end market. The portfolio companies were at an inflection point at initial purchase, with the sponsor’s value creation initiatives having been largely completed, and growth at the companies having accelerated. The projected base-case return is compelling given the attractive entry price and potential for near-term liquidity. Post-reference date of the transaction, one of the assets was publicly listed on the NASDAQ stock exchange. The investment could potentially benefit from further upside of the remaining five portfolio investments.

New investments made during the quarter:

Crusoe Energy Systems LLC is a $3.57m co-investment commitment alongside Valor Equity Partners in Crusoe, a North America–based infrastructure company focused on AI-driven compute and data center development. Seeking to leverage Valor’s strong track record in the AI sector, Crusoe delivers faster, more cost-effective, and better optimized projects than peers while scaling through GPU deployments, geographic expansion, and customer diversification. Wilshire has high conviction in the opportunity given strong demand for AI infrastructure and the platform’s potential to support continued expansion. The deal closed in March 2026 and remains early in its lifecycle.

Menlo Inflection IV LP is a primary investment in Menlo Ventures, a dedicated AI-focused venture capital firm with over 50 years of investing history. The fund targets mid-to-late-stage companies, typically Series B or later, at critical inflection points in their scaling journey across sectors including AI-powered SaaS, healthcare, cybersecurity, fintech, consumer, and AI infrastructure. A key differentiator is Menlo’s proprietary joint venture with Anthropic, which provides exclusive deal flow and a structural position in a leading AI foundational model company. The deal closed in March 2026.

Raven Evergreen Credit Offshore Fund II LP is a $4.9m primary investment with Raven Capital Management, a specialist asset-based credit manager focused on originating senior-secured, floating-rate loans to non-sponsored, lower middle-market borrowers. The Fund targets asset-rich companies across a diversified set of industry verticals, structuring highly collateralized loans with strong covenants, low loan-to-value ratios, and short durations to help prioritize capital preservation and current income. Wilshire views the opportunity favorably given Raven’s consistent track record with no losses to date, ability to source non-competitive transactions as a sole lender, and attractive positioning amid ongoing dislocation in regional bank lending. The Fund launched in 2022 and is structured as an open-ended evergreen vehicle.

Sazze Upstage SPV II LP is a $2.81m commitment to a co-investment alongside Primer Sazze Partners in Upstage, a leading South Korean artificial intelligence company specializing in enterprise-grade AI solutions. Sazze was Upstage’s first institutional investor and remains its largest shareholder, supporting the company’s emergence as a market leader through its Solar LLM and Document AI platforms. Wilshire views the opportunity as attractive given its compelling entry valuation, near-term exit visibility, and strong government support within South Korea’s AI ecosystem. The deal closed in March 2026.

Valor Compute Infrastructure is a primary infrastructure investment managed by Valor Equity Partners focused on high-performance compute assets supporting next-generation AI data centers. VCI acquires long-term contracted compute infrastructure and is positioned as the exclusive provider of data center compute infrastructure for xAI’s new data center. Wilshire views the opportunity favorably given Valor’s established track record in AI-related investments, the strong contracted nature of the assets, and secular tailwinds, with global AI infrastructure spending expected to exceed $3 trillion through 2028. The deal closed in March 2026.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

4

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Outlook

Private markets are set for continued growth and transformation this year. We expect the market to remain defined by heightened volatility, rotation away from growth, and sensitivity to inflation and geopolitical risks, highlighting the critical role of manager selection. Strategic investments combined with innovative solutions for liquidity will position investors to seize opportunities while managing risks.

Private Equity

Private equity activity continued to accelerate, though selectively and with an increasing focus on profitability, operational execution, and exit visibility. Higher financing costs and a more discriminating liquidity environment are expected to continue favoring businesses with stronger cash flow profiles. Signs of improving exit conditions provide a constructive backdrop, particularly in sectors tied to durable secular themes such as technology, health care, and industrials. Infrastructure-related private equity remains particularly strong, supported by sustained investor demand for digital infrastructure, power-related assets, and businesses positioned well to benefit from AI-driven capacity needs and the broader energy transition.

Private Credit

Market conditions became more balanced as the pace of capital inflows moderated and investor enthusiasm turned more discerning. After a prolonged period of exceptionally strong demand, the asset class is beginning to show signs of normalization, creating a healthier backdrop for underwriting discipline and manager selectivity. This shift may prove constructive over time, particularly as borrowers face increasing pressure to refinance capital structures put in place under more accommodative conditions.

Direct lending has historically benefited from structural bank retrenchment and remains one of the most attractive areas within the broader private credit universe. However, elevated competition in certain parts of the market has compressed spreads and, in some cases, weakened lender protections. Against this backdrop, manager selection remains critical, with the strongest lenders differentiating themselves through disciplined underwriting, conservative structures, and careful sector selection. Overall, the opportunity set remains attractive, particularly for managers able to navigate a more skeptical and credit-sensitive environment.

Real Assets

Infrastructure continues to stand, with strong investor interest in digital infrastructure and energy-related assets, supported by long-term tailwinds including electrification, decarbonization, grid modernization, and the rapid growth in data usage and AI-linked power demand. While valuations in certain segments remain elevated, we see compelling relative value in middle-market and value-add opportunities.

Real estate shows further signs of stabilization following an extended repricing period. Recovery has been led by sectors such as industrial and multifamily, while office and some retail segments continue to lag. Natural resources benefitted from firmer commodity pricing, stronger balance sheets, and continued interest in energy security and transition-related themes. Overall, we believe real assets remain well positioned to benefit from structural demand drivers, though selectivity by sector and asset type remains essential.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

5

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Important Risk Disclosure: Illiquidity of Investments

An investor’s participation in the WPA Fund requires a long-term commitment, with no certainty of return. The Master Fund is not expected to receive substantial amounts of income or to realize substantial gains over the near term. Each Feeder Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Important Information

Investing involves risk, including the possible loss of entire principal. Past performance is not indicative of future results. There is no guarantee that investment objectives will be achieved. Diversification neither guarantees a gain nor protects against a loss. Nothing presented should be construed as a recommendation to purchase or sell any security or follow any investment technique or strategy. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Only a prospectus for Wilshire Private Assets Fund can make such an offer.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling +1 855 520 7711. Investors should read the prospectus carefully before investing.

The form of investment structure for this product is commonly known as a “master feeder” structure. The Wilshire Assets Markets Fund (the “WPA Fund” or the “Feeder Fund”) invest substantially all of its assets in the Wilshire Private Assets Master Fund (the “Master Fund”). The Master Fund and the Feeder Fund (each, a “Fund” and together, the “Funds”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Fund. Therefore, the Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund.

Net asset value (NAV) is calculated by subtracting total liabilities from total assets, then dividing by the number of shares outstanding.

Certain risk factors below discuss the risks of investing in private markets investment funds (“Private Markets Investment Funds”). The Master Fund’s investments generally will consist of investments in Private Markets Investment Funds. Accordingly, the Master Fund will be exposed to such risks directly through its investments in Private Markets Investment Funds. The Feeder Funds will be exposed to such risk indirectly through their investment in the Master Fund.

Investments held in Private Markets Investment Funds may have liquidity constraints, and may not be suitable for all investors. The possibility that securities cannot be readily sold at approximately the price at which a portfolio has valued them may limit the Master Fund’s ability to dispose of securities at a desirable time or price.

Investment in a Fund is speculative and involves substantial risks, including the risk of loss of a Shareholder’s entire investment. No guarantee or representation is made that a Fund will achieve its investment objective, and investment results may vary substantially from year to year. Additional risks of investing in a Fund are set forth in the Fund’s offering documents.

Please Note: Only shares of the WPA Fund are available for purchase by investors.

No shareholder or other person holding shares acquired from a shareholder has the right to require a Fund to repurchase any shares. No public market for shares exists, and none is expected to develop in the future. Shares of the Master Fund may not be traded on any secondary market.

Investors must have the financial ability, sophistication/experience, and willingness to bear the risks of an investment in Private Markets Investment Funds. Such securities may be available only to qualified, sophisticated investors, may have liquidity constraints and may bear the risk of investment in private markets securities.

Private Markets Investment Funds may entail a high degree of risk and investment results may vary substantially on a monthly, quarterly or annual basis. Among many risk factors, some are particularly notable. These may include, without limitation, the general economic environment, the health of the housing market, employment levels, the availability of financing, the quality of servicing the assets backing the securities, the seniority and credit enhancement levels for structured securities, government actions or initiatives and the impact of legal and regulatory developments. Additionally, Private Markets Investment Funds may represent speculative investments and an investor could lose all or a substantial portion of his/her investment.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

6

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Non-Diversification risk. “Non-diversified” Funds may allocate more of their net assets to investments in single securities than “diversified” Funds. Resulting adverse effects may subject these Funds to greater risks and volatility.

Distressed, special situations and venture investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition.

Market disruption risk and terrorism risk. The military operations of the United States and its allies, the instability in various parts of the world, and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Master Fund or a Private Markets Investment Fund invests may result in a liability far in excess of available insurance coverage. Wilshire Advisors, LLC cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Master Fund.

Nature of the Fund. The Master Fund may make investments in Private Markets Investment Funds, the managers of which may have relatively short track records and that may rely on a limited number of key personnel. The Master Fund may not have the opportunity to evaluate the economic, financial and other information that will be used by the managers of the Private Markets Investment Funds in their selection, structuring, monitoring, and disposition of assets.

Illiquidity of investments. An investor’s participation in the WPA Fund requires a long-term commitment, with no certainty of return. The Master Fund is not expected to receive substantial amounts of income or to realize substantial gains over the near term. The WPA Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets. Non-Diversification risk. “Non-diversified” Funds may allocate more of their net assets to investments in single securities than “diversified” Funds. Resulting adverse effects may subject these Funds to greater risks and volatility.

The Feeder Fund’s principal office is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, and its telephone number is +1 855 520 7711.

As the Wilshire Private Assets Fund investment manager, Wilshire Advisors LLC (“Wilshire”) has overall responsibility for the investment management of the Fund. Wilshire, a leading global, independent investment consulting and services firm, provides consulting services and customized investment solutions to plan sponsors, investment managers, and financial intermediaries. Founded in 1972, Wilshire became an early innovator in developing the application of investment analytics and research to investment management for the institutional marketplace. Based in Santa Monica, California, Wilshire provides services to clients in more than 20 countries. Wilshire’s products, services, investment approach and advice may differ between clients and all of Wilshire’s products and services may not be available to all clients. For more information regarding Wilshire’s services, please see Wilshire’s ADV Part 2 available at wilshire.com/ADV.

Effective May 1, 2024, Wilshire, which had previously acted as sub-advisor to the Funds, became advisor to the Funds. Prior to this date, Delaware Management Company, a series of Macquarie Investment Management Business Trust, acted as advisor to the Funds and delegated day-today portfolio management of the Funds to Wilshire.

Wilshire Private Assets Fund is distributed by SEI Investments Distribution Co, One Freedom Valley Dr, Oaks, PA 19456, which is not affiliated with Wilshire or any of its affiliates.

Third-party information contained herein has been obtained from sources believed to be reliable. Wilshire gives no representations or warranties as to the accuracy of such information, and accepts no responsibility or liability (including for indirect, consequential or incidental damages) for any error, omission or inaccuracy in such information and for results obtained from its use.

Your financial advisor is responsible for reviewing your individual financial situation and needs to determine suitability of this or any investment program. THIS DOCUMENT IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE

Wilshire Advisors LLC (Wilshire) is an investment advisor registered with the SEC. Wilshire® is a registered service mark.

Copyright © 2026 Wilshire. All rights reserved.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

7

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Definition of Comparative Index

The FT Wilshire 5000 IndexSM is a broad-based market capitalization-weighted index that seeks to capture 100% of the United States investible market.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

8

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Comparison of Change in the Value of a $25,000 Investment in the Wilshire Private Assets Fund versus the FT Wilshire 5000 IndexSM.

	One Year Return	Three Year Return	Five Year Return	Annualized Return since Inception*
Wilshire Private Assets Fund	17.35%	9.60%	11.54%	11.67%
FT Wilshire 5000 IndexSM	18.32%	17.88%	11.10%	12.93%
65/25/10 MSCI ACWI, ICE BofA U.S. Corporate Index, and S&P Global Infrastructure (TR)	17.13%	13.97%	7.99%	8.76%

*	For financial reporting purposes, the Wilshire Private Assets Fund commenced operations on October 28, 2020. For performance calculation purposes, the Wilshire Private Assets Fund’s inception date is November 18, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Wilshire Private Assets Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Wilshire Private Assets Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Wilshire Private Assets Fund will meet its stated objectives. The Wilshire Private Assets Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Wilshire Private Assets Fund distributions or the redemption of Wilshire Private Assets Fund shares.

See definition of comparative index on page 8.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

9

Wilshire Private Assets Fund

Schedule of Investments

March 31, 2026

Master Fund — 100.1%

Description	Geographic Region	Shares	Fair Value
Wilshire Private Assets Master Fund, Class Institutional	North America	10,216,670	$144,879,206

Total Master Fund (Cost — $127,262,594)			144,879,206

Short Term Investment — 0.0%

Description	Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional 3.540%**	North America	39,663	39,663

Total Short Term Investment (Cost — $39,663)			39,663

Total Investments — 100.1% (Cost — $127,302,257)			$144,918,869
Other Assets and Liabilities, Net — (0.1)%			(156,455)
Net Assets — 100.0%			$144,762,414

**	The rate reported is the 7-day effective yield as of March 31, 2026.

The following is a summary of the inputs used as of March 31, 2026 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Master Fund	$—	$—	$—	$144,879,206	$144,879,206
Short Term Investment	39,663	—	—	—	39,663
Total Investments in Securities	$39,663	$—	$—	$144,879,206	$144,918,869

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

10

Wilshire Private Assets Fund

Statement of Assets and Liabilities

March 31, 2026

Assets:
Investments in Master Fund, at Value (Cost $127,262,594)	$144,879,206
Investments, at Value (Cost $39,663)	39,663
Receivable for Capital Shares Sold	487,726
Receivable for Investment Securities Sold	465,731
Dividend and Interest Receivable	14
Prepaid Expenses	20,755
Total Assets	145,893,095
Liabilities:
Payable for Investment Securities Purchased	487,727
Payable for Capital Shares Redeemed	465,731
Legal Fees Payable	51,003
Shareholder Servicing Fees Payable	48,652
Due to Adviser	23,096
Trustees' Fees Payable	5,110
Due to Administrator	2,548
Other Accrued Expenses	46,814
Total Liabilities	1,130,681
Net Assets	$144,762,414
Commitments and Contingencies (see Schedule of Investments)
Net Assets Consist of:
Paid-in Capital	$127,429,257
Total Distributable Earnings	17,333,157
Net Assets	$144,762,414

Institutional Class Shares:
Net Assets	$144,762,414
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	9,757,154
Net Asset Value and Offering Price Per Share	$14.84

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

11

Wilshire Private Assets Fund

Statement of Operations

Year Ended March 31, 2026

Net Investment Income (Loss) Allocated from Master Fund:
Dividend Income	$1,726,625
Interest Income	174,789
Expenses	(1,774,319)
Net Investment Income (Loss) Allocated from the Master Fund	127,095

Investment Income from the Fund:
Dividend Income	5,925
Total Investment Income From the Fund	5,925
Fund Expenses:
Shareholder Servicing Fees	109,244
Administration Fees	30,000
Trustees' Fees	20,156
Legal Fees	178,501
Transfer Agent Fees	82,844
Registration Fees	32,241
Printing Fees	31,678
Audit Fees	29,231
Custodian Fees	5,000
Pricing Fees	50
Insurance and Other Expenses	25,970

Total Expenses	544,915
Recovery of Investment Advisory fees previously waived	215,048
Less:
Reimbursement of other operating expenses	(190,691)
Net Expenses	569,272

Net Investment Loss	(436,252)
Net Realized Gain on Investments Allocated from Master Fund	349,428
Net Change in Unrealized Appreciation on Investments Allocated from Master Fund	16,058,429
Net Realized and Unrealized Gain	16,407,857
Net Increase in Net Assets Resulting from Operations	$15,971,605

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

12

Wilshire Private Assets Fund

Statements of Changes in Net Assets

	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income (Loss)*	$(436,252)	$231,922
Net Realized Gain	349,428	958,651
Net Change in Unrealized Appreciation (Depreciation)	16,058,429	(181,608)
Net Increase in Net Assets Resulting from Operations	15,971,605	1,008,965
Distributions:	(277,725)	(2,796,511)
Capital Shares Transactions:
Institutional Class Shares:
Issued	73,181,383	57,949,276
Reinvestment of Distributions	104,241	1,284,894
Redeemed	(2,250,689)	(33,280,157)
Net Increase in Net Assets from Share Transactions	71,034,935	25,954,013
Total Increase in Net Assets	86,728,815	24,166,467
Net Assets:
Beginning of Year	58,033,599	33,867,132
End of Year	$144,762,414	$58,033,599
Share Transactions:
Institutional Class Shares:
Issued	5,335,589	4,475,035
Reinvestment of Distributions	7,457	103,204
Redeemed	(164,243)	(2,577,574)
Net Increase in Shares Outstanding from Share Transactions	5,178,803	2,000,665

*	Net Investment Income (Loss) includes amounts allocated from the Master Fund.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

13

Wilshire Private Assets Fund

Statement of Cash Flows

Year Ended March 31, 2026

Cash Flows Used in Operating Activities:
Net increase in net assets derived from investment operations	$15,971,605
Adjustments to reconcile net investment loss to net cash used in operating activities:
Purchases of investment securities from Master Fund	(73,996,010)
Proceeds from disposition of investment securities from Master Fund	3,377,316
Purchases of investment securities from short term investments	(592,430)
Proceeds from disposition of investment securities from short term investments	696,192
Allocations from Master Fund	(16,534,952)
Increase in receivable for investments sold	(465,731)
Decrease in receivable for dividends	515
Decrease in receivable for prepaid expenses	5,188
Decrease in reimbursement due from investment adviser	140,774
Increase in payable for investments purchased	487,727
Increase in payable for investment advisory fees	23,096
Increase in shareholder servicing fees payable	5,828
Increase in payable for trustee fees	405
Increase in payable for legal fees	51,003
Decrease in payable for transfer agent fees	(14,107)
Increase in accrued expenses and other liabilities	33,341
Net cash flow used in operating activities	(70,810,240)

Cash Flows Received From Financing Activities:
Distributions paid in cash	(173,484)
Payments on shares received	(1,784,958)
Proceeds from shares sold	72,768,682
Net cash flow received from financing activities	70,810,240
Net increase in cash	—

Cash and Foreign Currency:
Beginning of year	—
End of year	$—

Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	$104,241

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

14

Wilshire Private Assets Fund

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout

Each Year

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022
Institutional Class:
Net Asset Value, Beginning of Year	$12.68	$13.14	$11.93	$12.49	$11.50
Income (Loss) from Operations:
Net Investment Income (Loss)‡(1)	(0.07)	0.07	(0.18)	0.49	(0.08)
Net Realized and Unrealized Gain (Loss)	2.27	0.16	1.39	(0.01)	1.66
Total from Operations	2.20	0.23	1.21	0.48	1.58
Dividends and Distributions from:
Net Investment Income	—	—	—	(0.63)	(0.59)
Net Realized Gain	(0.04)	(0.69)	—	(0.41)	—
Total Dividends and Distributions	(0.04)	(0.69)	—	(1.04)	(0.59)
Net Asset Value, End of Year	$14.84	$12.68	$13.14	$11.93	$12.49
Total Return†	17.35%	1.86%	10.14%	4.05%	13.89%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$144,762	$58,034	$33,867	$29,857	$28,639
Ratio of Expenses to Average Net Assets‡	2.73%	2.50%	2.58%	2.68%	2.59%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recoupments)‡	2.70%	3.62%	4.86%	4.68%	7.45%
Ratio of Net Investment Income (Loss) to Average Net Assets‡	(0.51)%	0.54%	(1.46)%	4.07%	(0.70)%

†	Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Includes income and expenses allocated from the Master Fund.
(1)	Per share data calculated using average shares.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Wilshire Private Assets Master Fund.

15

Wilshire Private Assets Fund

Notes to Financial Statements
March 31, 2026

1. Organization

Wilshire Private Assets Fund (the “Feeder Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Feeder Fund operates as an interval fund, meaning it will make offers (quarterly) to repurchase between 5% and 25% of its outstanding shares at Net Asset Value (“NAV”), pursuant to Rule 23c-3 under the 1940 Act. The Feeder Fund commenced operations on October 28, 2020.

The Feeder Fund invests substantially all of its assets in the Wilshire Private Assets Master Fund (the “Master Fund” and together with the Feeder Fund, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. The Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, the Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Fund. The investment objective of the Fund is non-fundamental and, therefore, may be changed without the approval of the shareholders of any Fund (together “Shareholders”). Reference to the Feeder Fund's investments also refer to the Master Fund's investments and references to the risks of investing in the Master Fund also refer to the risks of investing in the Feeder Fund, except as otherwise provided. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Feeder Fund’s financial statements.

As of March 31, 2026, the Feeder Fund has a 100.00% ownership interest in the Master Fund.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Feeder Fund. The Feeder Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Investment in the Master Fund

The Feeder Fund's investment in the Master Fund is valued at an amount equal to the net asset value of the investment without discount or premium, which approximates fair value. Income, expense, net realized gain (loss) and net unrealized appreciation (depreciation) of the Master Fund, are allocated each month to the Feeder Fund based on its pro-rata ownership of the Master Fund. The more relevant disclosure regarding fair value measurements impacting the Feeder Fund is related to the Master Fund's investment portfolio. Such disclosure can be found in the Notes to the Master Fund's attached financial statements.

Valuation of Investments

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Wilshire Advisors LLC (the "Adviser") and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

There is not a public market or active secondary market for many of the securities in which the Master Fund intends to invest. Rather, many of the Master Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Master Fund will value these securities at fair value as determined in good faith by the Fair Value Committee in accordance with the valuation procedures that have been approved by the Board.

Because the Feeder Fund invests all or substantially all of its assets in the Master Fund, the value of the assets of the Feeder Fund depends on the value of its pro rata interest in the Master Fund investments. The Adviser oversees the valuation of each Fund’s investments on behalf of each Fund.

The Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The Master Fund calculates its NAV daily as of the close of business of each date that Shares are offered or repurchased. The fair value of such investments, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the date the NAV is calculated.

See attached financial statements of Wilshire Private Assets Master Fund.

16

Wilshire Private Assets Fund

Notes to Financial Statements
March 31, 2026

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Feeder Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, and adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.);

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of March 31, 2026, certain investments of the Feeder Fund were valued using net asset value ("NAV") per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) (“ASU 2015-07”). The fair value amount presented in the table in the Schedule of Investments is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For the year ended March 31, 2026, there were no changes to the Fund's fair value methodologies.

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment.

The Fund records its proportionate shares of Master’s investment income (loss), realized gain (loss) and unrealized appreciation (depreciation).

See attached financial statements of Wilshire Private Assets Master Fund.

17

Wilshire Private Assets Fund

Notes to Financial Statements
March 31, 2026

Expenses

The Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds. The Feeder Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of Shares.

Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Segment Reporting

An operating segment is defined in Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Feeder Fund's Principal Executive Officer and Principal Financial Officer act as the Feeder Fund's CODM. The Feeder Fund represents a single operating segment, as the CODM monitors the operating results of the Feeder Fund as a whole and the Feeder Fund’s long-term strategic asset allocation is pre-determined in accordance with the Feeder Fund’s single investment objective which is executed by the Feeder Fund’s portfolio manager. The financial information in the form of the Feeder Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Feeder Fund’s comparative benchmarks and to make resource allocation decisions for the Feeder Fund’s single segment, is consistent with that presented within the Feeder Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date. Through its investment in the Master Fund, the Feeder Fund bears a proportionate share of the investment management fee paid by the Master Fund to the Adviser in consideration of the advisory and other services provided by the Adviser to the Master Fund. The Management Fee is paid to the Adviser out of the Master Fund’s assets and, therefore, decreases the net profits or increases the net losses of the Feeder Fund. The Adviser does not charge a Management Fee to the Feeder Fund.

The Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the Private Markets Investment Funds. The Feeder Fund bears certain ongoing offering costs associated with the Fund's continuous offering of Shares. The Feeder Fund, by investing in the Private Markets Investment Funds through the Master Fund, indirectly bears its pro rata share of the expenses incurred in the business of the Private Markets Investment Funds. The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager. A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation. A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.

See attached financial statements of Wilshire Private Assets Master Fund.

18

Wilshire Private Assets Fund

Notes to Financial Statements
March 31, 2026

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep the Fund Operating Expenses incurred by the Feeder Fund from exceeding 2.50% of the Feeder Fund’s average daily net assets until August 1, 2026. “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Feeder Fund, either directly or indirectly through its investment in the Master Fund, provided that the following expenses (“Excluded Expenses”) are excluded from the definition of Fund Operating Expenses.

The following expenses are excluded from the definition of Fund Operating Expenses:

The Feeder Fund’s proportional share of any acquired fund fees and expenses incurred by the Master Fund, short sale dividend and interest expenses, and any other interest expenses, incurred by the Master Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund, taxes paid by the Master Fund, certain insurance costs incurred by the Master Fund, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Master Fund’s Portfolio Investments (as defined in the Fund’s registration statement) and other investments, non-routine expenses or costs incurred by the Master Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations, and other expenditures which are capitalized in accordance with generally accepted accounting principles.

Excluded Expenses also consist of any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), Nasdaq Private Market expenses, any acquired fund fees and expenses, short sale dividend and interest expenses, and any other interest expenses incurred by the Feeder Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Feeder Fund, taxes, certain insurance costs, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Feeder Fund’s portfolio investments and other investments, non-routine expenses or costs incurred by the Feeder Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and other expenditures which are capitalized in accordance with generally accepted accounting principles.

In addition, the Adviser may receive from the Feeder Fund the difference between the Fund Operating Expenses (not including Excluded Expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including Excluded Expenses) are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This agreement will continue in effect from year to year for successive one-year periods after the Initial Term End Date and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Feeder Fund, effective as of the close of business on the Initial Term End Date or the last day of the then-current one-year period. As of March 31, 2026, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $651,546, $480,118 and $190,691, expiring in 2027, 2028 and 2029, respectively. For the year ended March 31, 2026, the Adviser recaptured previously waived fees of $215,048.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Feeder Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Feeder Fund’s assets under management, subject to a minimum annual fee.

U.S. Bank, N.A. (the “Custodian”) serves as the Feeder Fund’s Custodian pursuant to a custody agreement.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Feeder Fund’s Transfer Agent pursuant to a transfer agency agreement.

SEI Investments Distribution Co. (the “Distributor”) acts as the Distributor of the Feeder Fund.

4. Purchase, Exchange and Repurchase of Shares

The Feeder Fund is authorized as a Delaware statutory trust to issue an unlimited number of Institutional Class Shares with no par value. Subject to investor eligibility, the minimum initial investment in the Feeder Fund is $5,000, and the minimum additional investment in the Feeder Fund is $1,000. The Adviser may reduce the Feeder Fund’s minimum initial and additional investment amounts in its sole discretion. The Feeder Fund reserves the right to repurchase all of the Shares held by a Shareholder if the Shareholder’s account balance in the Feeder Fund, as a result of repurchase or transfer requests by the Shareholder, or participation in an auction, is less than $10,000.

The Feeder Fund is a closed-end investment company, and therefore no Shareholder will have the right to require the Feeder Fund to redeem its Shares, however, as an “interval fund,” the Feeder Fund will provide some liquidity to Shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Quarterly repurchases occur in the months of March, June, September and December. The offer to repurchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Feeder Fund’s outstanding voting securities (as defined in the 1940 Act).

See attached financial statements of Wilshire Private Assets Master Fund.

19

Wilshire Private Assets Fund

Notes to Financial Statements
March 31, 2026

During the reporting period, the Feeder Fund offered to repurchase shares of the Feeder Fund in an amount not to exceed 5% on June 27, 2025, September 26, 2025, December 26, 2025 and March 27, 2026. The results of the repurchase offers were as follows:

Repurchase Date	Maximum Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered	NAV Price of Shares Tendered	Redemption Value of Shares Tendered	Shares Outstanding on Repurchase Date, Before Repurchase
June 27, 2025	5.00%	0.8233%	39,492	$12.68	$500,766	4,796,848
September 26, 2025	5.00%	0.4578%	26,060	$13.49	$351,550	5,692,684
December 26, 2025	5.00%	0.6300%	46,932	$13.97	$655,642	7,412,059
March 27, 2026	5.00%	0.5300%	51,759	$14.35	$742,731	9,755,548

5. Indemnifications

In the normal course of business the Feeder Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Feeder Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Fund. The Feeder Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Feeder Fund in connection with the Feeder Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Feeder Fund.

6. Federal Income Taxes

It is the Feeder Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Feeder Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Feeder Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Feeder Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Feeder Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Feeder Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Feeder Fund has adopted September 30 as its tax year end.

If the Feeder Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Feeder Fund were ineligible to or otherwise were not to cure such failure, the Feeder Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Feeder Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Feeder Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of September 30, 2025 for federal income tax purposes or in, the Feeder Fund’s major state and local tax jurisdiction of Delaware.

Management has analyzed the Feeder Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (September 30, 2021 to September 30, 2024) or expected to be taken in the Feeder Fund's September 30, 2025 tax returns.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from deferred organizational costs and earnings and profits adjustment from wholly owned subsidiary. As of September 30, 2025, a permanent difference of $1,028,432 has been reclassified from distributable earnings to paid in capital. The amount is primarily related to expense waiver and income from wholly own subsidiary and non-deductible state registration fees.

See attached financial statements of Wilshire Private Assets Master Fund.

20

Wilshire Private Assets Fund

Notes to Financial Statements
March 31, 2026

Paid in Capital	Total Distributable Earnings (Accumulated Losses)
$1,028,432	$(1,028,432)

These reclassifications had no impact on the net assets or net values of the Feeder Fund.

The estimated tax character of dividends and distributions paid during the fiscal year ended March 31, 2026 and 2025 were as follows:

	Ordinary Income	Long-term Capital Gain	Total
2026	$—	$277,725	$277,725
2025	—	2,796,511	2,796,511

The actual tax character of the distributions cannot be ascertain until after the Feeder Fund’s tax year end – September 30, 2026.

As of September 30, 2025, the components of Distributable Earnings on a tax basis were as follows:

Unrealized appreciation/(depreciation)	$3,493,700
Other temporary differences	(107,512)
Total Distributable Earnings	$3,386,188

As of March 31, 2026, the tax cost and unrealized appreciation and depreciation of the investments held by the Fund, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$130,113,700	$14,805,169	$—	$14,805,169

7. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Repurchase Risks. The Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

See attached financial statements of Wilshire Private Assets Master Fund.

21

Wilshire Private Assets Fund

Notes to Financial Statements
March 31, 2026

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund, and accordingly the Feeder Fund, may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

A full listing of risks associated with investing in the Feeder Fund is included in the Feeder Fund’s prospectus and the statement of additional information.

Because the Feeder Fund has substantially all of its capital invested in the Master fund, it is subject to the same risks as the Master Fund. Refer to Note 8 in the Master Fund's financial statements.

8. Concentration of Shareholders

At March 31, 2026, 78% of Institutional Class Shares total shares outstanding were held by three record shareholders, owning 10% or greater of the aggregate total shares outstanding.

9. Subsequent Events

The Feeder Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

See attached financial statements of Wilshire Private Assets Master Fund.

22

Wilshire Private Assets Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Wilshire Private Assets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Wilshire Private Assets Fund, (the “Fund”), as of March 31, 2026, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations and its cash flows for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended March 31, 2023, and prior, were audited by other auditors whose report dated May 30, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 29, 2026

23

Wilshire Private Assets Fund

Trustees and Officers of the Funds

March 31, 2026 (Unaudited)

Set forth below are the names, years of birth, position with the Funds and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Funds. There is no stated term of office for the Trustees and officers of the Funds. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Funds; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee or officer is, as applicable, Wilshire Private Assets Fund or Wilshire Private Assets Master Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INTERESTED TRUSTEES
John G. Alshefski (Born: 1966)	Chairman of the Board of Trustees (since 2025)[1]	SEI employee from 1992 to present. Senior Vice President and Head of SEI Investment Manager Services for Traditional Asset Managers, SEI Investments Company, Inc., from 2013 to 2025. Head of SEI Offshore Fund Servicing Business Line, SEI Investments Company, Inc., from 1996 to 2013. Fund Accounting Director, SEI Investments Company, from 1992 to 1996.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Symmetry Panoramic Trust.
INDEPENDENT TRUSTEES
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2020)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.	Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
Thomas P. Lemke (Born: 1954)	Trustee (since 2020)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and J.P. Morgan Funds (171 Portfolios). Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

1	Mr. Alshefski may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

24

Wilshire Private Assets Fund

Trustees and Officers of the Funds

March 31, 2026 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES (continued)
Jay C. Nadel (Born: 1958)	Trustee (since 2020)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.	Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and Alger Funds. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
Randall S. Yanker (Born: 1960)	Trustee (since 2020)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Independent Non-Executive Director of HFA Holdings Limited and FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011 to 2019.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman), Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024. Director of Element Solutions Inc. to 2024.

OFFICERS

Michael Beattie (Born: 1965)	President (since 2020)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.	None.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2020)	Director of Fund Accounting, SEI Investments, since 2023. Fund Accounting Manager, SEI Investments, from 2000 to 2024.	None.

25

Wilshire Private Assets Fund

Trustees and Officers of the Funds

March 31, 2026 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS (continued)
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Wilshire Private Assets Master Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.	None.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.	None.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.
Robert Morrow (Born: 1968)	Vice President (since 2020)	Account Manager, SEI Investments, since 2007.	None.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.
Marci M. Morgan (Born: 1968)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2025)	Director of Anti-Money Laundering Compliance at SEI Investments since May 2025. Director of Global Due Diligence at SEI Investments from October 2023 to May 2025. Vice President of Regulatory Management at BNY Mellon Investment Servicing (formerly PNC Global Investment Servicing) from December 2001 to January 2006 and from April 2010 to February 2023.	None.

26

Wilshire Private Assets Fund
Disclosure of Fund Expenses
March 31, 2026 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2025 to March 31, 2026) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 10/1/25	Ending Account Value 3/31/26	Annualized Expense Ratios †	Expenses Paid During Period*
Wilshire Private Assets Fund
Actual Fund Return	$1,000.00	$1,103.00	2.83%	$14.84
Hypothetical 5% Return	$1,000.00	$1,010.82	2.83%	$14.19

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

†	The annualized expense ratios include expenses allocated from the Master Fund during the six-month period.

27

 Wilshire Private Assets Fund

Notice to Shareholders

March 31, 2026 (Unaudited)

For shareholders that do not have a March 31, 2026 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2026 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2026, the Funds are designating the following items with regard to distributions paid during the period.

Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short Term Capital Gain(5)	Foreign Tax Credit(6)	Qualifying Business Income(7)
0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary income distributions that are exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended March 31, 2026. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2026. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

(7)	The percentage in this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending March 31, 2026. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV.

28

WILSHIRE PRIVATE ASSETS MASTER FUND

FINANCIAL STATEMENTS

MARCH 31, 2026

ANNUAL REPORT

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Market Review

Global markets declined in the first quarter of 2026 as geopolitical shocks, higher energy prices, and rising rates weighed on consumers, despite still-strong trailing one-year performance. The U.S. stock market, represented by the Wilshire 5000 Index℠, was down -3.88% for the first quarter and up 18.32% for the past twelve months. Sector performance was mixed for the quarter, with five of eleven sectors producing a loss. The best performing sector, by far, was energy (+38.6%), although it represents only 4.3% of the market. The main laggard was financials (-9.1%), at 13.3% of the market. From a size perspective, small caps outperformed large by 672 basis points. Growth stocks underperformed value during the first quarter, by a massive amount in the large cap space. This relative performance brought the twelve month return on large growth and value close in line with one another. Performance results within international equity markets were positive in local currency terms during the first quarter but negative for U.S. dollar-based returns due to weakening foreign currencies. The U.S. Treasury yield curve was up across the maturity spectrum during the quarter with the 10-year Treasury yield up 15 basis points to 4.32%. Credit spreads were up as high-yield bond spreads increased by 51 basis points, finishing the quarter at 3.17%, which is also above the average for the past twelve months. The Federal Open Market committee met twice during the quarter, as scheduled, and left their overnight rate unchanged, targeting a range of 3.50% to 3.75%.

Private markets saw notable shifts this quarter as private equity investors prioritized profitability and exit visibility over growth. Infrastructure-related deals—especially in digital and energy assets— have drawn heightened interest. In private credit, headlines have dampened fundraising, prompting greater selectivity and more disciplined underwriting as refinancing pressures increased. Structurally, there is continued traction in semi-liquid and evergreen fund popularity, despite headlines. Overall, we see a market environment defined by heightened volatility, rotation away from growth, and sensitivity to inflationary and geopolitical risks highlighting the value of manager selection.

Total Return	NAV	1 Month	3 Months	1 Year	3 Year	5 Years	Since Inception (annualized)*
Institutional Share Class	$14.18	6.22%	6.14%	18.09%	9.55%	11.09%	10.95%

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit wilshire.com/solutions/wilshire-private-assets-fund for performance data current to the most recent month end. Source: SEI. Net asset value (NAV) shown is net of fees as of March 31, 2026.

*	Fund inception date is November 18,2020.

Fund top holdings (quarter ended March 31, 2026)

Investment	Sector	Sub-strategy	Industry Focus	Geography Focus	Strategy Type	Closing Date	Net Asset Value	% of Fund NAV
Linden Structured Capital Fund	Private Equity	Structured Equity	Health Care	North America	Primary	12/17/2020	$9.4m	8.96%
Buhuovc L.P.	Private Equity	Venture Capital	Generalist	Asia-Pacific	Primary	3/8/2021	$8.7m	8.29%
Star Mountain Strategic Credit Income Fund IV	Private Credit	Direct Lending	Generalist	North America	Secondary	10/16/2024	$7.0m	6.69%

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Investment	Sector	Sub-strategy	Industry Focus	Geography Focus	Strategy Type	Closing Date	Net Asset Value	% of Fund NAV
Valor M33 IV	Private Equity	Growth Equity	Aerospace	North America	Secondary	10/1/2024	$6.2m	5.97%
MidOcean Absolute Return Credit Fund	Public Credit	Long/Short	Generalist	North America	Semi-liquid	11/1/2024	$6.1m	5.80%
Overbay 2024	Private Equity	Secondaries	Generalist	Global	Co-Investment	7/31/2025	$4.8m	4.61%
Overbay 2025	Private Equity	Secondaries	Generalist	North America	Primary	8/29/2025	$4.4m	4.20%
KLC Fund I-A	Private Equity	Buyout	Consumer/Business Services	North America	Secondary	9/30/2025	$4.0m	3.84%

Source: Wilshire Advisors LLC, based on the Fund’s total net asset value as of March 31, 2026. Holdings are as of the date indicated and subject to change.

From inception (November 18, 2020) through the first quarter of 2026, the Fund posted a 10.95% annualized return and 74.62% cumulative return. Below are the Fund’s largest and any new investments made during the quarter, our investment rationale, and thoughts on performance to date. The level of detail provided may vary between investments due to agreements we have in place with the general partner.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Top investments from prior quarters:

Linden Structured Capital Fund, a primary investment that closed in December 2020, is a structured equity strategy by one of the most noteworthy health care-focused private equity platforms in the United States. To date, the Fund has generated three exits and maintains positions in 13 companies, including a small position in the common stock of IVX Health, a position that has otherwise been realized. The Fund continues to accrue value across the portfolio and maintains equity upside in several of its underlying holdings.

Buhuovc L.P., which closed in March 2021, is a primary commitment with a Chinese venture capital firm that focuses on investments within the supply-chain industry. Buhuo Fund I is fully committed to eight companies. As of today, two of its investments have been successfully listed, including one with partial exit through listed shares sales. Overall, Buhuo’s portfolio remains intact despite challenges such as public market volatility and geopolitical tensions.

Star Mountain Strategic Credit Income Fund IV, a secondary investment that closed in October 2024, was purchased at a discount to March 31, 2024 net asset value (NAV) and comprises exposure to a seasoned portfolio of direct lending assets. The portfolio is diversified across industries and U.S. geographies and represents primarily first-lien loans to businesses in the lower-middle market. Fund investments represent 2021 – 2025 vintage years, and 94% of portfolio companies have board observation seats. The Fund’s investment period ended in December 2025 and the portfolio has been a strong contributor to performance to date.

Valor M33 IV, a secondary investment that closed in October 2024, was purchased at a discount to the most recent prior valuation. The investment provides direct exposure to SpaceX, a highly sought-after global leader in aerospace and satellite technology. The company has the highest number of annual launches worldwide and continues to advance reusable rocket technology, reinforcing its market-leading position. Wilshire believes the investment offers attractive long-term growth potential driven by continued momentum in the core launch business and the rapidly expanding Starlink division, which is scaling global satellite-based connectivity.

MidOcean Absolute Return Credit Fund (MARC) launched in November 2024. MARC, which the Fund will periodically allocate to for short-term cash management purposes, uses a fundamental, bottom-up investment strategy seeking to generate stable, absolute returns from a diversified, hedged portfolio of liquid U.S. corporate credit investments. MARC seeks to capture those returns from two primary sources: above-market yield opportunities resulting from overlooked, short-duration callable bonds and opportunistic or relative-value trades that are intended to generate price gains from convergence over time. The MARC team continues to exercise discipline by identifying attractive low volatility income investments with strong credit fundamentals while also maintaining low net portfolio duration. The position in the portfolio is primarily for liquidity management purposes.

Overbay Capital Partners 2024 Fund Aggregator (AIV VI) Glencoe Investor II LP is a secondary co-investment alongside Overbay Capital Partners in a diversified portfolio of private market funds that were acquired at a discount to net asset value. The Glencoe portfolio comprises 400+ predominantly North American private markets funds with a weighted average vintage year of 2019 and underlying exposure to 2,000+ companies. The co-investment also involved a stapled primary commitment to Overbay 2025 Fund. The investment was closed in July 2025.

Overbay 2025 Fund (International) LP is a global private equity secondary fund that seeks to generate attractive, risk-adjusted returns by acquiring mature, diversified portfolios at meaningful discounts to net asset value. The Fund will focus on less competitive areas of the secondary market such as small fund portfolios and fund-of-funds transactions, which are typically undercapitalized and inefficiently priced. At the point of investment, the vehicle already had seed assets in the portfolio with embedded value.

KLC Fund I-A LP is a private equity secondary investment that closed in September 2025, and was purchased at a discount to March 31, 2025, NAV. The portfolio is composed of seven assets within the consumer and business services sector but is diversified across end market. The portfolio companies were at an inflection point at initial purchase, with the sponsor’s value creation initiatives having been largely completed, and growth at the companies having accelerated. The projected base-case return is compelling given the attractive entry price and potential for near-term liquidity. Post-reference date of the transaction, one of the assets was publicly listed on the NASDAQ stock exchange. The investment could potentially benefit from further upside of the remaining five portfolio investments.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

New investments made during the quarter:

Crusoe Energy Systems LLC is a $3.57m co-investment commitment alongside Valor Equity Partners in Crusoe, a North America–based infrastructure company focused on AI-driven compute and data center development. Seeking to leverage Valor’s strong track record in the AI sector, Crusoe delivers faster, more cost-effective, and better optimized projects than peers while scaling through GPU deployments, geographic expansion, and customer diversification. Wilshire has high conviction in the opportunity given strong demand for AI infrastructure and the platform’s potential to support continued expansion. The deal closed in March 2026 and remains early in its lifecycle.

Menlo Inflection IV LP is a primary investment in Menlo Ventures, a dedicated AI-focused venture capital firm with over 50 years of investing history. The fund targets mid-to-late-stage companies, typically Series B or later, at critical inflection points in their scaling journey across sectors including AI-powered SaaS, healthcare, cybersecurity, fintech, consumer, and AI infrastructure. A key differentiator is Menlo’s proprietary joint venture with Anthropic, which provides exclusive deal flow and a structural position in a leading AI foundational model company. The deal closed in March 2026.

Raven Evergreen Credit Offshore Fund II LP is a $4.9m primary investment with Raven Capital Management, a specialist asset-based credit manager focused on originating senior-secured, floating-rate loans to non-sponsored, lower middle-market borrowers. The Fund targets asset-rich companies across a diversified set of industry verticals, structuring highly collateralized loans with strong covenants, low loan-to-value ratios, and short durations to help prioritize capital preservation and current income. Wilshire views the opportunity favorably given Raven’s consistent track record with no losses to date, ability to source non-competitive transactions as a sole lender, and attractive positioning amid ongoing dislocation in regional bank lending. The Fund launched in 2022 and is structured as an open-ended evergreen vehicle.

Sazze Upstage SPV II LP is a $2.81m commitment to a co-investment alongside Primer Sazze Partners in Upstage, a leading South Korean artificial intelligence company specializing in enterprise-grade AI solutions. Sazze was Upstage’s first institutional investor and remains its largest shareholder, supporting the company’s emergence as a market leader through its Solar LLM and Document AI platforms. Wilshire views the opportunity as attractive given its compelling entry valuation, near-term exit visibility, and strong government support within South Korea’s AI ecosystem. The deal closed in March 2026.

Valor Compute Infrastructure is a primary infrastructure investment managed by Valor Equity Partners focused on high-performance compute assets supporting next-generation AI data centers. VCI acquires long-term contracted compute infrastructure and is positioned as the exclusive provider of data center compute infrastructure for xAI’s new data center. Wilshire views the opportunity favorably given Valor’s established track record in AI-related investments, the strong contracted nature of the assets, and secular tailwinds, with global AI infrastructure spending expected to exceed $3 trillion through 2028. The deal closed in March 2026.

Outlook

Private markets are set for continued growth and transformation this year. We expect the market to remain defined by heightened volatility, rotation away from growth, and sensitivity to inflation and geopolitical risks, highlighting the critical role of manager selection. Strategic investments combined with innovative solutions for liquidity will position investors to seize opportunities while managing risks.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Private Equity

Private equity activity continued to accelerate, though selectively and with an increasing focus on profitability, operational execution, and exit visibility. Higher financing costs and a more discriminating liquidity environment are expected to continue favoring businesses with stronger cash flow profiles. Signs of improving exit conditions provide a constructive backdrop, particularly in sectors tied to durable secular themes such as technology, health care, and industrials. Infrastructure-related private equity remains particularly strong, supported by sustained investor demand for digital infrastructure, power-related assets, and businesses positioned well to benefit from AI-driven capacity needs and the broader energy transition.

Private Credit

Market conditions became more balanced as the pace of capital inflows moderated and investor enthusiasm turned more discerning. After a prolonged period of exceptionally strong demand, the asset class is beginning to show signs of normalization, creating a healthier backdrop for underwriting discipline and manager selectivity. This shift may prove constructive over time, particularly as borrowers face increasing pressure to refinance capital structures put in place under more accommodative conditions.

Direct lending has historically benefited from structural bank retrenchment and remains one of the most attractive areas within the broader private credit universe. However, elevated competition in certain parts of the market has compressed spreads and, in some cases, weakened lender protections. Against this backdrop, manager selection remains critical, with the strongest lenders differentiating themselves through disciplined underwriting, conservative structures, and careful sector selection. Overall, the opportunity set remains attractive, particularly for managers able to navigate a more skeptical and credit-sensitive environment.

Real Assets

Infrastructure continues to stand, with strong investor interest in digital infrastructure and energy-related assets, supported by long-term tailwinds including electrification, decarbonization, grid modernization, and the rapid growth in data usage and AI-linked power demand. While valuations in certain segments remain elevated, we see compelling relative value in middle-market and value-add opportunities.

Real estate shows further signs of stabilization following an extended repricing period. Recovery has been led by sectors such as industrial and multifamily, while office and some retail segments continue to lag. Natural resources benefitted from firmer commodity pricing, stronger balance sheets, and continued interest in energy security and transition-related themes. Overall, we believe real assets remain well positioned to benefit from structural demand drivers, though selectivity by sector and asset type remains essential.

Important Risk Disclosure: Illiquidity of Investments

An investor’s participation in the WPA Fund requires a long-term commitment, with no certainty of return. The Master Fund is not expected to receive substantial amounts of income or to realize substantial gains over the near term. Each Feeder Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Important Information

Investing involves risk, including the possible loss of entire principal. Past performance is not indicative of future results. There is no guarantee that investment objectives will be achieved. Diversification neither guarantees a gain nor protects against a loss. Nothing presented should be construed as a recommendation to purchase or sell any security or follow any investment technique or strategy. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Only a prospectus for Wilshire Private Assets Fund can make such an offer.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling +1 855 520 7711. Investors should read the prospectus carefully before investing.

The form of investment structure for this product is commonly known as a “master feeder” structure. The Wilshire Assets Markets Fund (the “WPA Fund” or the “Feeder Fund”) invest substantially all of its assets in the Wilshire Private Assets Master Fund (the “Master Fund”). The Master Fund and the Feeder Fund (each, a “Fund” and together, the “Funds”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Fund. Therefore, the Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund.

Net asset value (NAV) is calculated by subtracting total liabilities from total assets, then dividing by the number of shares outstanding.

Certain risk factors below discuss the risks of investing in private markets investment funds (“Private Markets Investment Funds”). The Master Fund’s investments generally will consist of investments in Private Markets Investment Funds. Accordingly, the Master Fund will be exposed to such risks directly through its investments in Private Markets Investment Funds. The Feeder Funds will be exposed to such risk indirectly through their investment in the Master Fund.

Investments held in Private Markets Investment Funds may have liquidity constraints, and may not be suitable for all investors. The possibility that securities cannot be readily sold at approximately the price at which a portfolio has valued them may limit the Master Fund’s ability to dispose of securities at a desirable time or price.

Investment in a Fund is speculative and involves substantial risks, including the risk of loss of a Shareholder’s entire investment. No guarantee or representation is made that a Fund will achieve its investment objective, and investment results may vary substantially from year to year. Additional risks of investing in a Fund are set forth in the Fund’s offering documents.

Please Note: Only shares of the WPA Fund are available for purchase by investors.

No shareholder or other person holding shares acquired from a shareholder has the right to require a Fund to repurchase any shares. No public market for shares exists, and none is expected to develop in the future. Shares of the Master Fund may not be traded on any secondary market.

Investors must have the financial ability, sophistication/experience, and willingness to bear the risks of an investment in Private Markets Investment Funds. Such securities may be available only to qualified, sophisticated investors, may have liquidity constraints and may bear the risk of investment in private markets securities.

Private Markets Investment Funds may entail a high degree of risk and investment results may vary substantially on a monthly, quarterly or annual basis. Among many risk factors, some are particularly notable. These may include, without limitation, the general economic environment, the health of the housing market, employment levels, the availability of financing, the quality of servicing the assets backing the securities, the seniority and credit enhancement levels for structured securities, government actions or initiatives and the impact of legal and regulatory developments. Additionally, Private Markets Investment Funds may represent speculative investments and an investor could lose all or a substantial portion of his/her investment.

Non-Diversification risk. “Non-diversified” Funds may allocate more of their net assets to investments in single securities than “diversified” Funds. Resulting adverse effects may subject these Funds to greater risks and volatility.

Distressed, special situations and venture investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition.

Market disruption risk and terrorism risk. The military operations of the United States and its allies, the instability in various parts of the world, and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Master Fund or a Private Markets Investment Fund invests may result in a liability far in excess of available insurance coverage. Wilshire Advisors, LLC cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Master Fund.

Nature of the Fund. The Master Fund may make investments in Private Markets Investment Funds, the managers of which may have relatively short track records and that may rely on a limited number of key personnel. The Master Fund may not have the opportunity to evaluate the economic, financial and other information that will be used by the managers of the Private Markets Investment Funds in their selection, structuring, monitoring, and disposition of assets.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Illiquidity of investments. An investor’s participation in the WPA Fund requires a long-term commitment, with no certainty of return. The Master Fund is not expected to receive substantial amounts of income or to realize substantial gains over the near term. The WPA Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets. Non-Diversification risk. “Non-diversified” Funds may allocate more of their net assets to investments in single securities than “diversified” Funds. Resulting adverse effects may subject these Funds to greater risks and volatility.

The Feeder Fund’s principal office is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, and its telephone number is +1 855 520 7711.

As the Wilshire Private Assets Fund investment manager, Wilshire Advisors LLC (“Wilshire”) has overall responsibility for the investment management of the Fund. Wilshire, a leading global, independent investment consulting and services firm, provides consulting services and customized investment solutions to plan sponsors, investment managers, and financial intermediaries. Founded in 1972, Wilshire became an early innovator in developing the application of investment analytics and research to investment management for the institutional marketplace. Based in Santa Monica, California, Wilshire provides services to clients in more than 20 countries. Wilshire’s products, services, investment approach and advice may differ between clients and all of Wilshire’s products and services may not be available to all clients. For more information regarding Wilshire’s services, please see Wilshire’s ADV Part 2 available at wilshire.com/ADV.

Effective May 1, 2024, Wilshire, which had previously acted as sub-advisor to the Funds, became advisor to the Funds. Prior to this date, Delaware Management Company, a series of Macquarie Investment Management Business Trust, acted as advisor to the Funds and delegated day-today portfolio management of the Funds to Wilshire.

Wilshire Private Assets Fund is distributed by SEI Investments Distribution Co, One Freedom Valley Dr, Oaks, PA 19456, which is not affiliated with Wilshire or any of its affiliates.

Third-party information contained herein has been obtained from sources believed to be reliable. Wilshire gives no representations or warranties as to the accuracy of such information, and accepts no responsibility or liability (including for indirect, consequential or incidental damages) for any error, omission or inaccuracy in such information and for results obtained from its use.

Your financial advisor is responsible for reviewing your individual financial situation and needs to determine suitability of this or any investment program. THIS DOCUMENT IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE

Wilshire Advisors LLC (Wilshire) is an investment advisor registered with the SEC. Wilshire® is a registered service mark.

Copyright © 2026 Wilshire. All rights reserved.

Definition of Comparative Index

The FT Wilshire 5000 IndexSM is a broad-based market capitalization-weighted index that seeks to capture 100% of the United States investible market.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2026 (Unaudited)

Comparison of Change in the Value of a $25,000 Investment in the Wilshire Private Assets Master Fund versus the FT Wilshire 5000 IndexSM.

	One Year Return	Three Year Return	Five Year Return	Annualized Return since Inception*
Wilshire Private Assets Master Fund	18.09%	9.55%	11.09%	10.95%
FT Wilshire 5000 IndexSM	18.32%	17.88%	11.10%	12.93%
65/25/10 MSCI ACWI, ICE BofA U.S. Corporate Index, and S&P Global Infrastructure (TR)	17.13%	13.97%	7.99%	8.76%

*	For financial reporting purposes, the Wilshire Private Assets Master Fund commenced operations on October 28, 2020. For performance calculation purposes, the Wilshire Private Assets Master Fund’s inception date is November 18, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Wilshire Private Assets Master Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Wilshire Private Assets Master Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Wilshire Private Assets Master Fund will meet its stated objectives. The Wilshire Private Assets Master Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Wilshire Private Assets Master Fund distributions or the redemption of Wilshire Private Assets Master Fund shares.

See definition of comparative index on page 7.

Wilshire Private Assets Master Fund

Schedule of Investments

March 31, 2026

Primary Private Fund Investments — 28.4%(A)(B)
North America — 28.4%

Description	Initial Acquisition Date	Industry	Commitment	Unfunded Portion of Commitment	Shares	Cost	Fair Value
Brevet Direct Lending (C)(D)	6/9/2023	Private Lending	$2,000,000	$—	2,000	$2,000,000	$2,692,441
Buhuovc L.P.	3/8/2021	Venture Capital	6,500,000	172,011	(E)	5,748,476	9,976,107
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	Distressed Debt	4,000,000	1,494,592	(E)	2,283,976	1,724,291
Linden Structured Capital Fund L.P.	12/18/2020	Buyout	6,500,000	286,663	(E)	6,090,966	9,590,946
Menlo Inflection IV, L.P.	3/31/2026	AI Technology	6,800,000	6,800,000	(E)	—	1,236,466
MidOcean Absolute Return Credit Fund LP	11/1/2024	Corporate Credit	5,913,000	—	(E)	5,920,500	6,031,240
Overbay Capital Partners 2025 Fund	8/29/2025	Diversified Financials	5,000,000	1,500,000	(E)	3,500,000	4,433,966
Raven Evergreen Credit Offshore Fund II LP	3/30/2026	Diversified Financials	4,900,000	2,799,409	(E)	2,100,591	2,115,705
Sazze Upstage SPV II, LP	3/31/2026	Venture Capital	2,810,000	—	(E)	2,810,000	2,810,000
Vector Capital VI, L.P.	3/19/2025	Buyout	875,000	441,513	(E)	434,622	398,306
Total Primary Private Fund Investments (Cost — $30,889,131)						30,889,131	41,009,468

Secondary Private Fund Investments — 22.4%(A)(B)
Europe — 1.4%

Description	Initial Acquisition Date	Industry	Commitment		Unfunded Portion of Commitment		Shares	Cost	Fair Value
Graphite Capital Partners VII A	7/19/2021	Buyout	1,044,282	(F)	11,036	(F)	(E)	111,498	164,443
Graphite Capital Partners VII C	7/19/2021	Buyout	189,872	(F)	2,023	(F)	(E)	36,672	37,176
Graphite Capital Partners VIII B L.P.	7/19/2021	Buyout	487,374	(F)	50,449	(F)	(E)	273,096	241,093
Graphite Capital Partners VIII D L.P.	7/19/2021	Buyout	2,781,939	(F)	288,700	(F)	(E)	1,453,532	1,444,748
Graphite Capital Partners VIII Top Up Fund B L.P.	7/19/2021	Buyout	1,475,077	(F)	74,532	(F)	(E)	214,199	167,658
								2,088,997	2,055,118
North America — 21.0%
Basalt Infrastructure Partners II, L.P.	11/17/2020	Infrastructure	6,000,000		1,863,982		(E)	4,132,713	3,733,575
Hark Cayman Feeder III, LP	12/31/2025	Diversified Financials	2,621,053		1,785,788		(E)	899,368	1,146,994

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Schedule of Investments

March 31, 2026

Description	Initial Acquisition Date	Industry	Commitment	Unfunded Portion of Commitment	Shares	Cost	Fair Value
KLC Fund I-A LP	10/1/2025	Consumer and Business Services	$2,914,875	$117,296	(E)	$3,274,516	$4,191,018
Star Mountain Strategic Credit Income Fund IV (Offshore), L.P.	10/16/2024	Generalist	7,400,000	444,000	(E)	6,183,916	7,383,821
Valor M33 IV L.P.	11/22/2024	Aerospace	381,000	—	(E)	1,535,215	7,788,920
Vector Capital V, L.P.	2/21/2025	Buyout	2,931,401	161,235	(E)	2,632,792	2,471,856
Vista Equity Partners Hubble, L.P.	2/27/2025	Buyout	2,330,000	233,043	(E)	2,105,674	3,560,224
						20,764,194	30,276,408
Total Secondary Private Fund Investments (Cost — $22,853,191)						22,853,191	32,331,526

Co-Investments — 13.7%
North America — 13.7%
Description	Initial Acquisition Date	Industry	Commitment	Unfunded Portion of Commitment	Shares	Cost	Fair Value
Ascend SMG Co-invest 3, L.P.	8/5/2025	Healthcare	2,400,000	—	(E)	2,654,057	3,753,782
Bigtincan Holdings (Cayman), L.P.	4/23/2025	Technology	1,890,000	—	(E)	1,890,000	1,889,295
Ethos Insurance Co-Investment I GP LLC	7/8/2025	Insurance	2,400,000	—	(E)	2,402,867	2,818,528
Grant Avenue Capital Brave Co-Invest Fund A, LP	12/17/2025	Healthcare	3,571,107	—	(E)	3,615,801	3,556,496
MC Valor Summit 2.0 LP	11/21/2025	Infrastructure	1,750,000	157,500	(E)	1,592,500	1,922,667
Overbay Capital Partners 2024 Fund	7/31/2025	Diversified Financials	4,150,000	705,000	(E)	3,469,500	5,111,565
RCP MB Investments B, L.P.	12/26/2021	Buyout	1,000,000	—	(E)	1,005,683	1,090,420
Total Co-Investments (Cost — $16,630,408)						16,630,408	20,142,753

Loan Participations — 2.5%
Description	Geographic Region	Face Amount	Fair Value
Crusoe Energy Systems LLC, Lien 2
15.006%, 11/30/2027 (G)	North America	1,919,046	1,957,426
Crusoe Energy Systems LLC, Lien 3
13.000%, 11/30/2027 (G)	North America	1,580,954	1,612,574

Total Loan Participations (Cost — $3,567,887)			3,570,000

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Schedule of Investments

March 31, 2026

Short Term Investment — 32.6%
Description	Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional 3.540%**†	North America	47,227,922	$47,227,922
Total Short Term Investment (Cost — $47,227,922)			47,227,922
Total Investments — 99.6% (Cost — $121,168,539)			$144,281,669
Other Assets and Liabilities, Net — 0.4%			597,537
Net Assets — 100.0%			$144,879,206

**	The rate reported is the 7-day effective yield as of March 31, 2026.
†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.
(A)	Primary Private Fund Investments and Secondary Private Fund Investments are not redeemable and the final distribution date is not known at this time, except as noted.
(B)	Private Assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of March 31, 2026, was $73,340,994 or 50.6% of net assets.
(C)	Initial lock-up period: six months to five years.
(D)	Investment offers quarterly redemption.
(E)	Investment does not issue shares.
(F)	Amount reflected in GBP currency.
(G)	Security value was determined by using significant unobservable inputs.

L.P. — Limited Partnership

The following is a summary of the inputs used as of March 31, 2026 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Primary Private Fund Investments	$—	$—	$—	$41,009,468	$41,009,468
Secondary Private Fund Investments	—	—	—	32,331,526	32,331,526
Co-Investments	—	—	—	20,142,753	20,142,753
Loan Participations	—	—	3,570,000	—	3,570,000
Short Term Investment	47,227,922	—	—	—	47,227,922
Total Investments in Securities	$47,227,922	$—	$3,570,000	$93,483,747	$144,281,669

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Schedule of Investments

March 31, 2026

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of March 31, 2026:

Investments in Loan Participation
Beginning balance as of April 1, 2025	$2,000,000
Accrued discounts/ premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	3,570,000
Sales/paydowns	(2,000,000)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of March 31, 2026	$3,570,000
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	—

For the year ended March 31, 2026, there were no transfers in or out of Level 3.

The following table summarizes quantitative information related to significant unobservable inputs (Level 3) used in determining fair value for investments held as of March 31, 2026:

Security Type	Fair Value as of March 31, 2026	Valuation Technique	Unobservable Input	Single Input or Range of Inputs (weighted average)	Impact to Valuation from an Increase in Input
Loan Participation	$3,570,000	Purchase Price of the Investment	Reported net asset/fair value adjustments	100%	Increase

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statement of Assets and Liabilities

March 31, 2026

Assets:
Investments, at Value (Cost $121,168,539)	$144,281,669
Receivable for Contributions Made in Advance	700,000
Receivable for Capital Shares Sold	487,727
Dividend and Interest Receivable	179,309
Prepaid Expenses	19,316
Total Assets	145,668,021
Liabilities:
Payable for Capital Shares Redeemed	465,731
Due to Adviser	142,696
Legal Fees Payable	73,621
Audit Fees Payable	49,000
Due to Administrator	13,699
Trustees' Fees Payable	5,079
Chief Compliance Officer Fees Payable	4,935
Other Accrued Expenses	34,054
Total Liabilities	788,815
Net Assets	$144,879,206
Commitments and Contingencies (see Schedule of Investments)
Net Assets Consist of:
Paid-in Capital	$122,013,781
Total Distributable Earnings	22,865,425
Net Assets	$144,879,206

Institutional Class Shares:
Net Assets	$144,879,206
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,216,670
Net Asset Value and Offering Price Per Share	$14.18

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statement of Operations

Year Ended March 31, 2026

Investment Income:
Dividend Income	$1,726,625
Interest Income	174,789
Total Investment Income	1,901,414

Expenses:
Investment Advisory Fees	1,068,196
Administration Fees	124,617
Trustees' Fees	20,057
Chief Compliance Officer Fees	9,602
Legal Fees	221,570
Audit Fees	127,684
Transfer Agent Fees	79,903
Printing Fees	28,932
Custodian Fees	22,822
Insurance and Other Expenses	70,936

Total Expenses	1,774,319

Net Investment Income	127,095
Net Realized Gain on Investments	352,141
Net Realized Loss on Foreign Currency Transactions	(2,713)
Net Change in Unrealized Appreciation on Investments	16,058,470
Net Change in Unrealized Appreciation on Foreign Currency Translation	90
Net Realized and Unrealized Gain	16,407,988
Net Increase in Net Assets Resulting from Operations	$16,535,083

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statements of Changes in Net Assets

	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$127,095	$246,816
Net Realized Gain	349,428	958,651
Net Change in Unrealized Appreciation (Depreciation)	16,058,560	(181,354)
Net Increase in Net Assets Resulting from Operations	16,535,083	1,024,113
Distributions:	(274,027)	(609,925)
Capital Shares Transactions:
Institutional Class:
Issued	73,722,114	37,666,570
Reinvestment of Distributions	273,896	609,420
Redeemed	(3,103,420)	(14,627,627)
Net Increase in Net Assets from Share Transactions	70,892,590	23,648,363
Total Increase in Net Assets	87,153,646	24,062,551
Net Assets:
Beginning of Year	57,725,560	33,663,009
End of Year	$144,879,206	$57,725,560
Shares Transactions:
Institutional Class:
Issued	5,637,441	3,153,908
Reinvestment of Distributions	20,609	51,515
Redeemed	(235,302)	(1,226,281)
Net Increase in Shares Outstanding from Share Transactions	5,422,748	1,979,142

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statement of Cash Flows

Year Ended March 31, 2026

Cash Flows Used in Operating Activities:
Net increase in net assets derived from investment operations	$16,535,083
Adjustments to reconcile net income in net asset from investment operations to net cash used in operating activities:
Purchases of investment securities from unaffiliated issuers	(36,999,606)
Proceeds from disposition of investment securities from unaffiliated issuers	3,755,292
Purchases of investment securities from short term investments	(69,445,200)
Proceeds from disposition of investment securities from short term investments	32,593,256
Net realized gain on investments from unaffiliated issuers	(352,141)
Net change in unrealized appreciation/(depreciation) on investments	(16,058,470)
Net accretion of discount	2,113
Increase in receivable for contributions made in advance	(700,000)
Increase in receivable for dividends and interest	(120,747)
Decrease in prepaid expenses	27,074
Increase in payables for investment advisory fees	82,878
Increase in payables for administration fees`	3,762
Increase in payables for trustee fees	409
Increase in payables for chief compliance officer fees	2,360
Increase in payables for legal fees	73,621
Decrease in payables for audit fees	(1,125)
Decrease in payable for transfer agent fees	(11,877)
Increase in accrued expenses and other liabilities	16,751
Net cash flow used in operating activities	(70,596,567)

Cash Flows Received From Financing Activities:
Distributions paid in cash	(131)
Payments from shares redeemed	(2,637,689)
Proceeds from issuance of shares	73,234,387
Net cash flow received from financing activities	70,596,567
Net increase in cash	—

Cash and Foreign Currency:
Beginning of year	—
End of year	$—
Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	$273,896

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Financial Highlights

Selected Per Share Data & Ratios

 For a Share Outstanding Throughout

 Each Year

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022
Institutional Class:
Net Asset Value, Beginning of Year	$12.04	$11.96	$11.25	$11.93	$11.37
Income (Loss) from Operations:
Net Investment Income (Loss)‡(1)	0.02	0.07	(0.26)	0.40	(0.29)
Net Realized and Unrealized Gain (Loss)	2.16	0.15	1.29	(0.02)	1.66
Total from Operations	2.18	0.22	1.03	0.38	1.37
Dividends and Distributions from:
Net Investment Income	—	—	(0.04)	(0.67)	(0.09)
Net Realized Gain	(0.04)	(0.14)	(0.28)	(0.39)	(0.72)
Total Dividends and Distributions	(0.04)	(0.14)	(0.32)	(1.06)	(0.81)
Net Asset Value, End of Year	$14.18	$12.04	$11.96	$11.25	$11.93
Total Return†	18.09%	1.84%	9.32%	3.44%	12.18%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$144,879	$57,726	$33,663	$29,671	$28,209
Ratio of Expenses to Average Net Assets‡	2.08%	2.45%	3.39%	3.33%	4.37%
Ratio of Net Investment Income (Loss) to Average Net Assets‡	0.15%	0.57%	(2.28)%	3.45%	(2.45)%
Portfolio Turnover Rate	2.00%	4.00%	5.00%	12.00%	13.00%

†	Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Does not include expenses of the underlying investment companies.
(1)	Per share data calculated using average shares.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2026

1. Organization

Wilshire Private Assets Master Fund is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Master Fund commenced operations on October 28, 2020.

Wilshire Private Assets Fund (the “Feeder Fund”) is a “Feeder Fund”.

The Feeder Fund invests substantially all of its assets in the Wilshire Private Assets Master Fund (the “Master Fund” and together with the Feeder Fund, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. The Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, the Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Fund. The investment objective of the Fund is to provide efficient access to the private markets with the goals of offering long-term capital appreciation and current income.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Master Fund. The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Valuation of Investments

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Wilshire Advisors LLC (the "Adviser") and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

The Adviser oversees the valuation of each Fund’s investments on behalf of each Fund. The Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The Master Fund calculates its NAV daily as of the close of business of each date that Shares are offered or repurchased. The fair value of such investments, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the date the NAV is calculated.

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2026

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Master Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, and adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.);

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of March 31, 2026, certain investments of the Master Fund were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) (“ASU 2015-07”). The fair value amount presented in the table in the Schedule of Investments is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For the year ended March 31, 2026, there were no changes to the Master Fund's fair value methodologies.

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Liquidity and redemption terms vary from Investment Fund to Investment Fund and are at the discretion of the underlying Investment Fund’s General Partner. For further information about the strategy of each Investment Fund, refer to the Shareholders’ Letter attached to these Financial Statements.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment.

Expenses

The Master Fund, and, therefore, shareholders (together “Shareholders”), bears all expenses incurred in the business on a pro-rata portion of the operating expenses, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2026

Income Taxes

The Master Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax expense in the current year.

Management has analyzed the Master Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (September 30, 2021 to September 30, 2024) or expected to be taken in the Master Fund's September 30, 2025 tax returns.

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Transactions and Translation

The books and records of the Master Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Master Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Segment Reporting

An operating segment is defined in Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Fund's Principal Executive Officer and Principal Financial Officer act as the Master Fund's CODM. The Master Fund represents a single operating segment, as the CODM monitors the operating results of the Master Fund as a whole and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio manager. The financial information in the form of the Master Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2026

The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager. A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation. A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Master Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Master Fund’s assets under management, subject to a minimum annual fee.

US Bank N.A. (the “Custodian”) serves as the Master Fund’s Custodian pursuant to a custody agreement.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Master Fund’s Transfer Agent pursuant to a transfer agency agreement.

4. Purchase, Exchange and Repurchase of Shares

The Feeder Fund and the Master Fund are part of a "master-feeder" structure. While it currently has no intention to do so, the Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because the Feeder Fund may be subject to different investment minimums, feeder-specific expenses and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Feeder Fund. In addition, because the Feeder Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in the Feeder Fund. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Adviser or an affiliate thereof, request to have their Master Fund Shares repurchased, this may reduce the amount of the Feeder Fund's Master Fund Shares that may be repurchased by the Master Fund and, therefore, the amount of Feeder Fund Shares that may be repurchased by the Feeder Fund.

The Master Fund is authorized as a Delaware statutory trust to issue an unlimited number of Institutional Class Shares with no par value. Subject to investor eligibility, the minimum initial investment in the Master Fund is $5,000, and the minimum additional investment in the Master Fund is $1,000. The Adviser may reduce the Master Fund’s minimum initial and additional investment amounts in its sole discretion. The Master Fund reserves the right to repurchase all of the Shares held by a Shareholder if the Shareholder’s account balance in the Master Fund, as a result of repurchase or transfer requests by the Shareholder is less than $10,000.

The Master Fund is a closed-end investment company, and therefore no Shareholder will have the right to require the Master Fund to redeem its Shares, however, as an “interval fund,” the Master Fund will provide some liquidity to Shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Quarterly repurchases occur in the months of March, June, September and December. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Master Fund’s outstanding voting securities (as defined in the 1940 Act).

During the reporting period, the Master Fund offered to repurchase shares of the Master Fund in an amount not to exceed 5% on June 27, 2025, September 26, 2025, December 26, 2025 and March 27, 2026. The results of the repurchase offers were as follows:

Repurchase Date	Maximum Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered	NAV Price of Shares Tendered	Redemption Value of Shares Tendered	Shares Outstanding on Repurchase Date, Before Repurchase
June 27, 2025	5.00%	0.83%	41,523	$12.06	$500,766	5,029,531
September 26, 2025	5.00%	0.46%	27,379	$12.84	$351,550	5,960,253

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2026

Repurchase Date	Maximum Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered	NAV Price of Shares Tendered	Redemption Value of Shares Tendered	Shares Outstanding on Repurchase Date, Before Repurchase
December 8, 2025	5.00%	0.05%	3,745	$13.35	$50,000	7,535,818
December 26, 2025	5.00%	0.63%	49,333	$13.29	$655,642	7,793,064
December 30, 2025	5.00%	0.19%	15,004	$13.33	$200,000	7,751,599
January 29, 2026	5.00%	0.03%	2,247	$13.35	$30,000	8,718,389
February 18, 2026	5.00%	0.01%	1,124	$13.35	$15,000	9,276,548
February 26, 2026	5.00%	0.02%	2,249	$13.34	$30,000	9,464,973
March 3, 2026	5.00%	0.01%	1,125	$13.34	$15,000	9,523,703
March 17, 2026	5.00%	0.01%	584	$13.69	$8,000	9,245,287
March 27, 2026	5.00%	0.53%	54,174	$13.71	$742,731	10,193,696
March 30, 2026	5.00%	0.36%	36,815	$13.71	$504,731	10,163,670

5. Indemnifications

In the normal course of business the Master Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Master Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Master Fund in connection with the Master Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Master Fund.

6. Purchases and Sales

For the year ended March 31, 2026, the Master Fund made purchases of $36,999,606 and sales of $3,755,292 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7. Federal Income Taxes

It is the Master Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Master Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Master Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Master Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Master Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Master Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Master Fund has adopted September 30 as its tax year end.

If the Master Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Master Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of September 30, 2025 for federal income tax purposes or in, the Master Fund’s major state and local tax jurisdiction of Delaware.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2026

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from partnership investments and late year loss deferral. These amounts will be finalized before filing the Master Fund’s federal income tax return. As of September 30, 2025, a permanent difference of $1,746,989 has been reclassified from distributable earnings to paid in capital. The amount is primarily related to expense waiver adjustment.

Paid in Capital	Total Distributable Earnings (Accumulated Losses)
$1,746,989	$(1,746,989)

These reclassifications had no impact on the net assets or net values of the Master Fund.

The estimated tax character of dividends and distributions paid during the fiscal year ended March 31, 2026 and 2025 were as follows:

	Ordinary Income	Long-term Capital Gain	Total
2026	$—	$274,027	$274,027
2025	—	609,925	609,925

The actual tax character of the distribution cannot be ascertain until after the Master Fund’s tax year end – September 30, 2026.

As of September 30, 2025, the components of Distributable Earnings on a tax basis were as follows:

Undistributed income	$300
Unrealized appreciation/(depreciation)	10,974,904
Total Distributable Earnings	$10,975,204

During the year ended September 30, 2025, the fund did not have any capital loss carryforwards.

As of March 31, 2026, the tax cost and unrealized appreciation and depreciation of the investments held by the Fund, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$121,302,783	$24,079,710	$(1,100,824)	$22,978,886

8. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2026

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

Illiquidity of Investments Risk. An investor’s participation in a Feeder Fund requires a long-term commitment, with no certainty of return. The Master Fund’s investments will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale.

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

A full listing of risks associated with investing in the Master Fund is included in the Master Fund’s prospectus and the statement of additional information.

9. Concentration of Shareholders

At March 31, 2026, 100% of Institutional Class Shares total shares outstanding were held by one record shareholder, owning 10% or greater of the aggregate total shares outstanding.

10. Line of Credit

The Master Fund entered into an agreement on October 14, 2024, which enables them to participate in a $3.0 million Loan Commitment Amount with the TriState Capital Bank. The agreement expired on March 17, 2026. The Master Fund renewed the line of credit until March 15, 2027. The proceeds from the borrowings shall be used to finance the Master Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Master Fund based on borrowings during the period at the contractual Interest rate 1M SOFR + Applicable Margin (3% - 4%). For the year ended March 31, 2026, the Master Fund had a $0 net borrowings. Interest accrued on the borrowings was $0.00. As of March 31, 2026, there were no borrowings outstanding in the Master Fund.

11. Subsequent Events

The Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Wilshire Private Assets Master Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Wilshire Private Assets Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Wilshire Private Assets Master Fund, (the “Fund”), as of March 31, 2026, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations and its cash flows for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended March 31, 2023, and prior, were audited by other auditors whose report dated May 30, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, loan participants and underlying fund administrators or managers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 29, 2026

Wilshire Private Assets Master Fund
Trustees and Officers of the Funds
March 31, 2026 (Unaudited)

Set forth below are the names, years of birth, position with the Funds and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Funds. There is no stated term of office for the Trustees and officers of the Funds. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Funds; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee or officer is, as applicable, Wilshire Private Assets Fund or Wilshire Private Assets Master Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INTERESTED TRUSTEES
John G. Alshefski (Born: 1966)	Chairman of the Board of Trustees (since 2025)[1]	SEI employee from 1992 to present. Senior Vice President and Head of SEI Investment Manager Services for Traditional Asset Managers, SEI Investments Company, Inc., from 2013 to 2025. Head of SEI Offshore Fund Servicing Business Line, SEI Investments Company, Inc., from 1996 to 2013. Fund Accounting Director, SEI Investments Company, from 1992 to 1996.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, and Symmetry Panoramic Trust.
INDEPENDENT TRUSTEES
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2020)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.	Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
Thomas P. Lemke (Born: 1954)	Trustee (since 2020)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and J.P. Morgan Funds (171 Portfolios). Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

1	Mr. Alshefski may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

Wilshire Private Assets Master Fund
Trustees and Officers of the Funds
March 31, 2026 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES (continued)
Jay C. Nadel (Born: 1958)	Trustee (since 2020)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.	Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund, Symmetry Panoramic Trust and Alger Funds. Director of FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
Randall S. Yanker (Born: 1960)	Trustee (since 2020)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Independent Non-Executive Director of HFA Holdings Limited and FS Alternatives Fund (Cayman).

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011 to 2019.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of FS Alternatives Fund (Cayman), Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024. Director of Element Solutions Inc. to 2024.
OFFICERS
Michael Beattie (Born: 1965)	President (since 2020)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.	None.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2020)	Director of Fund Accounting, SEI Investments, since 2023. Fund Accounting Manager, SEI Investments, from 2000 to 2024.	None.

Wilshire Private Assets Master Fund
Trustees and Officers of the Funds
March 31, 2026 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS (continued)
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Wilshire Private Assets Master Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.	None.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.	None.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.
Robert Morrow (Born: 1968)	Vice President (since 2020)	Account Manager, SEI Investments, since 2007.	None.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.
Marci M. Morgan (Born: 1968)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2025)	Director of Anti-Money Laundering Compliance at SEI Investments since May 2025. Director of Global Due Diligence at SEI Investments from October 2023 to May 2025. Vice President of Regulatory Management at BNY Mellon Investment Servicing (formerly PNC Global Investment Servicing) from December 2001 to January 2006 and from April 2010 to February 2023.	None.

Wilshire Private Assets Master Fund
Disclosure of Fund Expenses
March 31, 2026 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2025 to March 31, 2026) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 10/1/25	Ending Account Value 3/31/26	Annualized Expense Ratios	Expenses Paid During Period*
Wilshire Private Assets Master Fund
Actual Fund Return	$1,000.00	$1,107.30	2.01%	$10.56
Hypothetical 5% Return	$1,000.00	$1,014.91	2.01%	$10.10

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

Wilshire Private Assets Master Fund
Notice to Shareholders
March 31, 2026 (Unaudited)

For shareholders that do not have a March 31, 2026 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2026 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2026, the Funds are designating the following items with regard to distributions paid during the period.

Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short Term Capital Gain(5)	Foreign Tax Credit(6)	Qualifying Business Income(7)
0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary income distributions that are exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended March 31, 2026. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2026. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

(7)	The percentage in this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending March 31, 2026. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV.

This information must be preceded or accompanied by a current prospectus for the Funds.

DWP-AR-001-0600

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent”, as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (“Cohen”) related to Wilshire Private Assets Master Fund (the “Trust”).

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE March 31, 2026			FYE March 31, 2025
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$87,000	None	None	$67,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Review of income tax returns, review of annual excise distribution calculations, and review of income tax calculations.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (Cohen):

	FYE March 31, 2026	FYE March 31, 2025
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the 2026 and 2025 fiscal-year-ended March 31st was $0 and $0, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Report to Shareholders filed under Item 1 of this form, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund has adopted the following procedures regarding this matter:

1. Proxy Voting Responsibility – The Fund has delegated proxy voting responsibility to the [Adviser]. The [Adviser’s] proxy voting policies and procedures are included in [Annex A] to the Fund’s SAI.

2. Compliance Responsibility – The Adviser is responsible for monitoring compliance with its policy and procedures. The Fund’s administrator is responsible for filing Form N-PX with the SEC pursuant to Rule 30b1-4 under the 1940 Act.

3. Disclosure - The Fund’s administrator and counsel are responsible for ensuring that appropriate disclosure is made in the Fund’s prospectus and SAI.

Item 13.    Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)

	Title	Years with Wilshire	Years of PMs experience
Mark Perry	Managing Director	14	18
Bill Bracamontes	Managing Director	19	19

(a)(2)

Other Accounts. In addition to the Funds, Messrs. Perry and Bracamontes may also be responsible for the day-to-day advisement of certain other accounts, as indicated by the following table (“Other Accounts”). The information below is provided as of March 31, 2026, and excludes accounts where they have advisory but not discretionary authority.

Name	Registered Investment Companies		Other Pooled Investment Vehicles[1]		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets
Mark Perry	0	$0	57[2]	$5,156	0	$0
Bill Bracamontes	0	$0	57[2]	$5,156	0	$0

[1]	Portfolio management responsibilities are shared amongst senior investment professionals.
[2]	Includes 35 accounts with assets under management of $4,647 million that are subject to a performance-based advisory fee.

Conflicts of Interests.

The Funds’ strategy, objectives and investments will overlap with Wilshire-advised funds and accounts. In addition, certain Wilshire employees face conflicts managing their time and commitments and in making allocation decisions regarding investment opportunities to clients, including the Funds. As well, the use of performance-based fees in certain funds and accounts represents an incentive to favor such accounts.

Wilshire uses reasonable efforts to ensure fairness and transparency in the allocation of investments with limited capacity in primary partnerships, secondary partnerships and direct portfolio companies. Wilshire has designed an allocation process and policy to be clear and objective with the intent of limiting subjective judgment. Accordingly, when allocating any particular investment opportunity among the Funds and other Wilshire-advised funds and accounts, Wilshire takes into account relevant factors, such as: (1) a client’s investment objectives and model portfolio guidelines and targets, including minimum and maximum investment size requirements, (2) the composition of a client’s portfolio, (3) the nature of any requirements or constraints placed on an investment opportunity (e.g., conditions imposed by a GP of an underlying fund), (4) the amount of capital available for investment by a client, (5) a clients’ liquidity, (6) tax implications and other relevant legal, contractual or regulatory considerations, (7) the availability of other suitable investments for a client, and (8) any other relevant limitations imposed by or set forth in the applicable offering and organizational documents of the client. There can be no assurance that the factors set forth above will result in a client, including the Funds, participating in all investment opportunities that fall within its investment objectives.

(a)(3)

Wilshire’s compensation plan contains three elements: base salary, bonus, and carried interest (only available to senior members, including the portfolio managers responsible for this Fund).  Base salary is consistent with industry standards for each individual’s level, adjusted based on merit, and reviewed annually. Discretionary bonuses paid to employees are reflective of the Company’s performance and each employee’s participation in such performance, and/or to reward an employee for their positive performance.

(a)(4)

N/A

(b) N/A

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Wilshire Private Assets Master Fund

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie,
Principal Executive Officer
Date: June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
Principal Executive Officer
Date: June 8, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer
Date: June 8, 2026